Segment information and revenue analysis (Details 2) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues		$ 280,000
Mainland China [Member]
Total revenues	[1]	2,589,823	5,505,734	9,641,080
Outside Mainland China [Member]
Total revenues		280,000
Total Revenues [Member]
Total revenues		$ 2,869,823	$ 5,505,734	$ 9,641,080

[1]	All of revenues collected from Mainland China were derived from discontinued operations for the year ended December 31, 2023, 2022 and 2021.